TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - customer	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Number of major customers responsible for more than 10% of net sales	0	0